Segment information - Summary of Net Sales by Segment and Geographical Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of geographical areas [line items]
Net sales	€ 41,081	€ 37,817	[1]	€ 37,651	[1]
Biopharma (operating segment)
Disclosure of geographical areas [line items]
Net sales	41,081	37,817	[2],[3]	37,651	[3],[4],[5]
Disclosure of operating segments [line items]
Business operating income	11,285	11,155	[2]	12,764	[4],[5]
Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	13,072	10,715	[3]	8,292	[3]
Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales		379		955	[3]	€ 2,029	[3]
Biopharma (operating segment) | Cerezyme [Member]
Disclosure of geographical areas [line items]
Net sales				686
Biopharma (operating segment) | Fabrazyme [Member]
Disclosure of geographical areas [line items]
Net sales				990
Biopharma (operating segment) | Myozyme Or Lumizyme [Member]
Disclosure of geographical areas [line items]
Net sales				782
Biopharma (operating segment) | Lovenox [Member]
Disclosure of geographical areas [line items]
Net sales				1,122
Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	523	551	[3]	608	[3]
Biopharma (operating segment) | Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales		7,477
Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	2,741	2,766	[3]	2,860	[3]
Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	2,555	2,669	[3]	2,977	[3]
Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	1,686	547	[3]	0	[3]
Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	1,316	1,266	[3]	1,309	[3]
Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	667	425	[3]	196	[3]
Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	471	381	[3]	294	[3]
Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	682	159	[3]	0	[3]
Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	470	310	[3]	207	[3]
Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	249	227	[3]	211	[3]
Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	151	91	[3]	21	[3]
Biopharma (operating segment) | Enjaymo
Disclosure of geographical areas [line items]
Net sales	105	72	[3]	22	[3]
Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	54	25	[3]	0	[3]
Libtayo Segment
Disclosure of operating segments [line items]
Business operating income				952
Business Operating Income, Net of Tax				706
Europe
Disclosure of geographical areas [line items]
Net sales	9,027	8,816	[6]	8,490	[7]
Europe | Biopharma (operating segment)
Disclosure of geographical areas [line items]
Net sales	9,027	8,816		8,490
Europe | Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	1,618	1,224		940
Europe | Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales		152		437		511
Europe | Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	520	528		580
Europe | Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	497	477		479
Europe | Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	640	694		681
Europe | Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	440	140		0
Europe | Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	204	157		112
Europe | Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	201	100		17
Europe | Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	134	111		88
Europe | Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	0	0		0
Europe | Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	28	5		1
Europe | Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	93	98		94
Europe | Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	46	31		15
Europe | Biopharma (operating segment) | Enjaymo
Disclosure of geographical areas [line items]
Net sales	17	6		0
Europe | Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	1	0		0
United States
Disclosure of geographical areas [line items]
Net sales	19,986	17,262	[6]	16,986	[7]
United States | Biopharma (operating segment)
Disclosure of geographical areas [line items]
Net sales	19,986	17,262		16,986
United States | Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	9,544	8,145		6,346
United States | Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales		187		460		1,420
United States | Biopharma (operating segment) | Fabrazyme [Member]
Disclosure of geographical areas [line items]
Net sales				503
United States | Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	1	4		17
United States | Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	679	721		787
United States | Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	1,433	1,406		1,737
United States | Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	1,068	407		0
United States | Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	736	730		767
United States | Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	361	272		158
United States | Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	200	165		127
United States | Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	617	155		0
United States | Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	425	303		206
United States | Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	136	112		110
United States | Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	81	52		5
United States | Biopharma (operating segment) | Enjaymo
Disclosure of geographical areas [line items]
Net sales	58	42		17
United States | Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	52	25		0
Other Countries In Segment Results [Member] | Biopharma (operating segment)
Disclosure of geographical areas [line items]
Net sales	12,068	11,739		12,175
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Dupixent [Member]
Disclosure of geographical areas [line items]
Net sales	1,910	1,346		1,006
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Aubagio [Member]
Disclosure of geographical areas [line items]
Net sales		40		58		€ 98
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Cerezyme [Member]
Disclosure of geographical areas [line items]
Net sales				268
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Fabrazyme [Member]
Disclosure of geographical areas [line items]
Net sales				246
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Industrial Sales [Member]
Disclosure of geographical areas [line items]
Net sales	2	19		11
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Polio Pertussis Hib Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	1,565	1,568		1,594
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Influenza Vaccines [Member]
Disclosure of geographical areas [line items]
Net sales	482	569		559
Other Countries In Segment Results [Member] | Biopharma (operating segment) | RSV Vaccines (Beyfortus)
Disclosure of geographical areas [line items]
Net sales	178	0		0
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Meningitis, Travel And Endemics Vaccines
Disclosure of geographical areas [line items]
Net sales	376	379		430
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	105	53		21
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Sarclisa
Disclosure of geographical areas [line items]
Net sales	137	105		79
Other Countries In Segment Results [Member] | Biopharma (operating segment) | ALTUVIIIO
Disclosure of geographical areas [line items]
Net sales	65	4		0
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Rezurock
Disclosure of geographical areas [line items]
Net sales	17	2		0
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Cablivi
Disclosure of geographical areas [line items]
Net sales	20	17		7
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	24	8		1
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Enjaymo
Disclosure of geographical areas [line items]
Net sales	30	24		5
Other Countries In Segment Results [Member] | Biopharma (operating segment) | Tzield
Disclosure of geographical areas [line items]
Net sales	€ 1	€ 0		€ 0

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	Figures for the comparative period (2023) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[4]	(a) Figures for the comparative period (2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[5]	(b) 2022 business operating income has been recast from the amount previously reported to include the one-time income of €952 million from the Libtayo transaction (€706 million net of tax).
[6]	(a)Figures for 2023 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[7]	(a)Figures for 2022 have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.